Basis of Preparation	12 Months Ended
Jun. 30, 2025
Basis of Preparation [Abstract]
Basis of Preparation
2.        Basis of Preparation

The consolidated financial statements are general purpose financial statements which have been prepared in accordance with International Financial Reporting Standards (IFRS) and other authoritative pronouncements of the International Accounting Standards Board (IASB).

The financial statements have been prepared on a going concern basis as management has assessed that the Group will be able to meet its obligations as and when they fall due and there is no significant uncertainty over the Group’s ability to continue as a going concern for the twelve months from the date of this report.

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities (including derivative financial instruments) which are required to be measured at fair value.

All amounts are presented in Australian dollars, with values rounded to the nearest thousand, unless otherwise stated.

Where required by Accounting Standards, comparative figures have been reclassified for consistency with changes in presentation for the current financial year.

(a)      Principles of consolidation

The consolidated financial statements comprise the financial statements of the Group. A list of controlled entities (subsidiaries) is provided in Note 26.
Intercompany transactions, balances and unrealised gains or losses on transactions between Group entities are fully eliminated on consolidation. Subsidiaries are consolidated from the date on which control is obtained to the date on which control is ceased.

(b)     Critical accounting estimates and judgements

The preparation of the consolidated financial statements requires management to apply accounting policies and methodologies based on complex and subjective judgements and estimates. Estimates assume a reasonable expectation of future events and are based on historical experience and assumptions as well as current trends and economic data, obtained both externally and within the Group.

The use of these estimates, assumptions and judgements affects the amounts reported in the consolidated financial statements. The areas involving a higher degree of judgement or complexity, or where assumptions and estimates are material to the financial statements, are disclosed in the following notes:

Note
5	Revenue
8	Tax
13	Property, Plant and Equipment
14	Impairment of Non-Financial Assets
17	Provisions

(c)       Foreign currency translation

The consolidated financial statements are presented in Australian dollars, which has been assessed by management as the functional currency of the Company. Management will reassess the Company’s functional currency if there are any changes which impact the primary economic environment of the Group.

Transactions denominated in foreign currencies are initially translated into Australian dollars using the exchange rate on the date of the underlying transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate at the end of the reporting period.

Exchange gains or losses on settlement or translation of monetary items are included in the Consolidated Statement of Profit or Loss, except for foreign exchange differences resulting from translation of foreign operations, which are initially recognised in the Consolidated Statement of Comprehensive Income and subsequently transferred to the Consolidated Statement of Profit or Loss on disposal of the foreign operation.

Non-monetary items measured on a historical cost basis in a foreign currency are translated into Australian dollars using the exchange rate on the date of the underlying transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rate on the date when the fair value is determined. Exchange gains or losses on translation of non-monetary items measured at fair value are recognised in the same manner as gains or losses on change in fair value of the non-monetary item.

(d)      Goods and Services Tax (GST) and Québec Sales Tax (QST)

Revenues, expenses and assets are recognised net of the amount of GST/QST, except where the amount of GST/QST incurred is not recoverable from the taxation authority.

Receivables and payables are stated inclusive of the amount of GST/QST receivable or payable. The net amount of GST/QST recoverable from, or payable to, the taxation authority is included within other receivables or payables in the Consolidated Statement of Financial Position.

Cash flows are presented on a gross basis. The GST/QST component of cash flows arising from investing or financing activities are presented as operating cash flows.